CGS-Q1

Quarterly Report
March 31, 2026
MFS®  Blended Research®
Core Equity Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.9%
Curtiss-Wright Corp.	1,948	$1,326,822
General Dynamics Corp.	5,363	1,840,689
General Electric Co.	21,359	6,061,043
Leidos Holdings, Inc.	7,567	1,176,820
		$10,405,374
Auto & Auto Components – 1.4%
Aptiv PLC (a)	19,757	$1,371,926
Ford Motor Co.	31,313	361,352
Tesla, Inc. (a)	8,829	3,282,181
		$5,015,459
Brokerage & Asset Managers – 3.1%
Ameriprise Financial, Inc.	9,754	$4,334,677
Charles Schwab Corp.	7,156	672,521
Northern Trust Corp.	41,052	5,729,628
Raymond James Financial, Inc.	2,249	325,633
		$11,062,459
Business Services – 0.8%
Dropbox, Inc. (a)	52,685	$1,197,003
Verisk Analytics, Inc., “A”	7,930	1,504,718
		$2,701,721
Chemicals – 0.5%
Albemarle Corp.	2,205	$395,864
Eastman Chemical Co.	11,306	862,874
RPM International, Inc.	6,395	635,663
		$1,894,401
Construction – 0.4%
CRH PLC	10,925	$1,148,436
Mohawk Industries, Inc. (a)	2,822	277,854
		$1,426,290
Consumer Products – 1.3%
Colgate-Palmolive Co.	56,538	$4,818,734
Consumer Services – 1.4%
Airbnb, Inc., “A” (a)	8,722	$1,101,414
Booking Holdings, Inc.	666	2,804,073
Uber Technologies, Inc. (a)	15,094	1,085,712
		$4,991,199
Diversified Financial Services – 4.2%
Berkshire Hathaway, Inc., “B” (a)	4,260	$2,041,392
Mastercard, Inc., “A”	12,831	6,411,138
Visa, Inc., “A”	21,539	6,509,947
		$14,962,477
Electrical Equipment – 1.4%
Amphenol Corp., “A”	17,767	$2,244,861
Eaton Corp. PLC	6,326	2,262,620
nVent Electric PLC	3,742	442,604
		$4,950,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.2%
ConocoPhillips	9,593	$1,266,276
EOG Resources, Inc.	21,363	3,088,449
Exxon Mobil Corp.	2,419	410,407
Valero Energy Corp.	12,536	3,097,395
		$7,862,527
Energy - Renewables – 1.0%
GE Vernova, Inc.	4,240	$3,701,096
Entertainment & Leisure – 0.5%
Brunswick Corp.	14,919	$1,085,507
Roblox Corp., “A” (a)	12,997	735,110
		$1,820,617
Food & Beverages – 1.5%
Ingredion, Inc.	3,304	$372,228
Monster Worldwide, Inc. (a)	65,800	4,767,868
PepsiCo, Inc.	1,779	276,261
		$5,416,357
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	48,970	$834,449
Global Systemically Important Banks – 3.3%
Citigroup, Inc.	55,705	$6,317,504
Goldman Sachs Group, Inc.	2,230	1,886,558
JPMorgan Chase & Co.	4,870	1,432,559
Wells Fargo & Co.	28,334	2,255,670
		$11,892,291
Hardware, Peripherals, & Assembly – 8.7%
Apple, Inc.	104,322	$26,475,881
Arista Networks, Inc. (a)	33,590	4,124,180
Seagate Technology Holdings PLC	1,608	629,950
		$31,230,011
Health Maintenance Organizations – 1.2%
Cigna Group	15,964	$4,258,397
Insurance – 1.3%
Chubb Ltd.	2,432	$792,662
Equitable Holdings, Inc.	53,365	1,980,375
Everest Group Ltd.	854	279,130
Hartford Insurance Group, Inc.	12,799	1,730,809
		$4,782,976
Interactive Media Services – 7.0%
Alphabet, Inc., “A”	29,784	$8,564,687
Alphabet, Inc., “C”	24,721	7,091,466
Meta Platforms, Inc., “A”	16,785	9,603,202
		$25,259,355
Machinery & Tools – 2.8%
AGCO Corp.	22,084	$2,558,873
Caterpillar, Inc.	1,561	1,105,906
Flowserve Corp.	5,118	376,224
Trane Technologies PLC	1,002	417,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Wabtec Corp.	22,289	$5,570,244
		$10,028,821
Media – 2.3%
Netflix, Inc. (a)	40,812	$3,924,074
Omnicom Group, Inc.	5,479	412,623
Spotify Technology S.A. (a)	5,393	2,615,120
TKO Group Holdings, Inc.	6,205	1,251,238
		$8,203,055
Medical & Health Technology & Services – 1.8%
McKesson Corp.	7,088	$6,133,672
Ventas, Inc., REIT	5,026	411,026
		$6,544,698
Medical Equipment – 0.7%
Align Technology, Inc. (a)	4,375	$750,006
Boston Scientific Corp. (a)	4,879	306,157
Medtronic PLC	16,766	1,452,774
		$2,508,937
Metals & Mining – 0.5%
Newmont Corp.	15,951	$1,726,696
Network & Telecom – 0.4%
Qualcomm, Inc.	11,082	$1,427,140
Non-Global Systemically Important Banks – 1.3%
American Express Co.	1,729	$522,988
Popular, Inc.	29,980	4,022,416
		$4,545,404
Oil Services – 1.3%
TechnipFMC PLC	68,694	$4,748,816
Pharmaceuticals & Biotechnology – 6.6%
Bristol-Myers Squibb Co.	63,417	$3,846,241
Eli Lilly & Co.	1,091	1,003,469
Gilead Sciences, Inc.	31,163	4,343,187
Illumina, Inc. (a)	2,842	350,305
Incyte Corp. (a)	3,518	331,114
Johnson & Johnson	37,382	9,137,656
Pfizer, Inc.	168,723	4,737,742
		$23,749,714
Real Estate – 1.3%
Essential Properties Realty Trust, REIT	32,002	$971,580
Jones Lang LaSalle, Inc. (a)	3,759	1,143,939
W.P. Carey, Inc., REIT	35,876	2,438,133
		$4,553,652
Real Estate - Storage & Office – 0.3%
Cousins Properties, Inc., REIT	52,675	$1,188,875
Restaurants – 1.2%
Aramark	105,668	$4,283,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 6.7%
Amazon.com, Inc. (a)	72,445	$15,088,120
Dollar General Corp.	18,092	2,148,063
Home Depot, Inc.	3,797	1,248,795
O'Reilly Automotive, Inc. (a)	51,870	4,788,120
TJX Cos., Inc.	4,075	650,778
		$23,923,876
Semiconductor & Electronic Components – 14.4%
Broadcom, Inc.	27,822	$8,611,187
KLA Corp.	2,217	3,264,333
Lam Research Corp.	33,802	7,222,135
Micron Technology, Inc.	3,345	1,130,075
NVIDIA Corp.	180,384	31,458,970
		$51,686,700
Software – 8.1%
Autodesk, Inc. (a)	3,068	$734,479
Guidewire Software, Inc. (a)	2,372	354,756
Intuit, Inc.	3,039	1,314,003
Microsoft Corp.	45,907	16,993,394
Okta, Inc. (a)	46,091	3,627,823
Salesforce, Inc.	21,814	4,072,019
VeriSign, Inc.	1,295	321,626
Zoom Communications, Inc. (a)	19,358	1,556,190
		$28,974,290
Tobacco – 1.6%
Altria Group, Inc.	59,432	$3,921,917
Philip Morris International, Inc.	12,023	1,987,883
		$5,909,800
Travel, Gaming, & Lodging – 0.5%
Viking Holdings Ltd. (a)	24,147	$1,774,321
Utilities – 3.3%
Edison International	79,567	$5,822,713
NextEra Energy, Inc.	7,855	729,572
PG&E Corp.	241,549	4,244,016
Portland General Electric Co.	10,634	561,156
Talen Energy Corp. (a)	1,324	422,661
		$11,780,118
Total Common Stocks		$356,844,969
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.71% (v)	2,396,929	$2,396,929

Other Assets, Less Liabilities – (0.0)%		(128,601)
Net Assets – 100.0%		$359,113,297

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,396,929 and
$356,844,969, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$356,844,969	$—	$—	$356,844,969
Investment Companies	2,396,929	—	—	2,396,929
Total	$359,241,898	$—	$—	$359,241,898
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,765,595	$12,657,598	$12,025,833	$(208)	$(223)	$2,396,929

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$20,055	$—